Restructuring (Details) - Wag Labs, Inc. - USD ($) $ in Thousands		12 Months Ended
	May 21, 2021	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Severance and other employee costs		$ 0	$ 300
Restructuring charges			3,510
One-time termination fee	$ 2,800
Lease Cease Use Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 0	$ 3,225